Additional information - Financial Statement Schedule I - Condensed statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Condensed statement of profit or loss
Exceptional items	£ (47,778)		£ (24,692)
Finance income	2,496	£ 23,523	23,676
Loss before income tax	(130,724)	(32,574)	(149,623)
Income tax expense	17,565	3,896	34,113
Loss for the year	(113,159)	(28,678)	(115,510)
Parent
Condensed statement of profit or loss
Operating expenses	(10,866)	(13,788)	(4,325)
Exceptional items	(43,324)
Income from shares in group undertakings			33,553
Finance income	2,509	113	124
Loss before income tax	(51,681)	(13,675)	29,352
Income tax expense			(1)
Loss for the year	£ (51,681)	£ (13,675)	£ 29,351